Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
May 31, 2023

Dates Covered
Collections Period	05/01/23 - 05/31/23
Interest Accrual Period	05/15/23 - 06/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/23	437,873,319.57	24,895
Yield Supplement Overcollateralization Amount 04/30/23	10,444,471.14	0
Receivables Balance 04/30/23	448,317,790.71	24,895
Principal Payments	18,345,250.73	386
Defaulted Receivables	303,085.60	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/23	9,758,100.77	0
Pool Balance at 05/31/23	419,911,353.61	24,492

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.96%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,777,915.99	254
Past Due 61-90 days	1,655,772.29	73
Past Due 91-120 days	388,418.01	16
Past Due 121+ days	0.00	0
Total	7,822,106.29	343

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	438,274.04
Aggregate Net Losses/(Gains) - May 2023	(135,188.44)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.36%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	0.10%
Third Prior Net Losses/(Gains) Ratio	-0.04%
Four Month Average	0.00%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	39.44

Flow of Funds	$ Amount
Collections	20,256,755.12
Investment Earnings on Cash Accounts	13,775.62
Servicing Fee	(373,598.16)
Transfer to Collection Account	-
Available Funds	19,896,932.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	156,382.16
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	12,642,660.75
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,733,763.46

Total Distributions of Available Funds	19,896,932.58

Servicing Fee	373,598.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 05/15/23	432,554,014.36
Principal Paid	17,961,965.96
Note Balance @ 06/15/23	414,592,048.40

Class A-1
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-2
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-3
Note Balance @ 05/15/23	288,024,014.36
Principal Paid	17,961,965.96
Note Balance @ 06/15/23	270,062,048.40
Note Factor @ 06/15/23	73.3704761%

Class A-4
Note Balance @ 05/15/23	96,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	96,650,000.00
Note Factor @ 06/15/23	100.0000000%

Class B
Note Balance @ 05/15/23	31,920,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	31,920,000.00
Note Factor @ 06/15/23	100.0000000%

Class C
Note Balance @ 05/15/23	15,960,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	15,960,000.00
Note Factor @ 06/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	201,203.16
Total Principal Paid	17,961,965.96
Total Paid	18,163,169.12

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	100,808.41
Principal Paid	17,961,965.96
Total Paid to A-3 Holders	18,062,774.37

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1895997
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.9260893
Total Distribution Amount	17.1156890

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2738764
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.7990816
Total A-3 Distribution Amount	49.0729580

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	703.86
Noteholders' Principal Distributable Amount	296.14

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/23	2,659,652.60
Investment Earnings	11,210.79
Investment Earnings Paid	(11,210.79)
Deposit/(Withdrawal)	-
Balance as of 06/15/23	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,215,259.82	$2,340,949.98	$2,256,880.61
Number of Extensions	99	99	98
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.50%	0.47%